Fair Value - Hierarchy table (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		$ 13,021,914		$ 14,071,274
Short-term investments		523,510		205,146
Equities		929,886		1,751,584
Other invested assets		3,117,861		3,317,260
Total		17,593,171		19,345,264
Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		13,705		8,841
Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		258
Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		6,657		5,663
Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				153
Derivative assets | Options and warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		8,691
Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		578
Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				3,059
Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	[1]	1,302,807		1,391,971
Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		3,166		6,575
Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(17,336)		(6,657)
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(153)		(10,489)
Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				(1,079)
Real estate company investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		491,602		560,687	[2]
Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		63,568		99,951
Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		10,081		10,424
Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		9,667		7,472
Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		4,477		8,735
Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,517		3,480
Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		120		128
Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		96		357
Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		42		18
Fund investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		840,318		1,621,019	[3]
Other invested assets		1,307,886		1,358,536	[3]
U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		1,797,934		2,118,772
U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		58,873		108,059
Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		1,654,532		2,181,127
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		5,759,149		5,441,908
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		28,364		16,764
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		3,723,062		4,204,644
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Short-term investments		0		0
Equities		66,226		106,791
Other invested assets		0		0
Total		66,226		106,791
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Options and warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Quoted prices in active markets for identical assets (Level 1) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	[1]	0
Quoted prices in active markets for identical assets (Level 1) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Quoted prices in active markets for identical assets (Level 1) | Real estate company investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0	[2]
Quoted prices in active markets for identical assets (Level 1) | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		61,754		97,854
Quoted prices in active markets for identical assets (Level 1) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		343
Quoted prices in active markets for identical assets (Level 1) | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		4
Quoted prices in active markets for identical assets (Level 1) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		4,449		7,341
Quoted prices in active markets for identical assets (Level 1) | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		3		1,112
Quoted prices in active markets for identical assets (Level 1) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Quoted prices in active markets for identical assets (Level 1) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		20		137
Quoted prices in active markets for identical assets (Level 1) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Quoted prices in active markets for identical assets (Level 1) | Fund investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0	[3]
Other invested assets		0		0	[3]
Quoted prices in active markets for identical assets (Level 1) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Quoted prices in active markets for identical assets (Level 1) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Quoted prices in active markets for identical assets (Level 1) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Quoted prices in active markets for identical assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Quoted prices in active markets for identical assets (Level 1) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		12,957,237		13,959,329
Short-term investments		516,603		205,146
Equities		42		18
Other invested assets		1,012,581		1,096,139
Total		14,486,463		15,260,632
Significant other observable inputs (Level 2) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		13,705		8,841
Significant other observable inputs (Level 2) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		258
Significant other observable inputs (Level 2) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Significant other observable inputs (Level 2) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Significant other observable inputs (Level 2) | Derivative assets | Options and warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant other observable inputs (Level 2) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		578
Significant other observable inputs (Level 2) | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Significant other observable inputs (Level 2) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		1,015,529	[1]	1,104,444
Significant other observable inputs (Level 2) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Significant other observable inputs (Level 2) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(17,336)		(6,657)
Significant other observable inputs (Level 2) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(153)		(10,489)
Significant other observable inputs (Level 2) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Significant other observable inputs (Level 2) | Real estate company investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0	[2]
Significant other observable inputs (Level 2) | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant other observable inputs (Level 2) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		42		18
Significant other observable inputs (Level 2) | Fund investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0	[3]
Other invested assets		0		0	[3]
Significant other observable inputs (Level 2) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		1,797,934		2,118,772
Significant other observable inputs (Level 2) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		10,126		12,878
Significant other observable inputs (Level 2) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		1,654,532		2,181,127
Significant other observable inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		5,759,149		5,441,908
Significant other observable inputs (Level 2) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		12,434		0
Significant other observable inputs (Level 2) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		3,723,062		4,204,644
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		64,677		111,945
Short-term investments		6,907		0
Equities		23,300		23,756
Other invested assets		833,668		874,324
Total		928,552		1,010,025
Significant unobservable inputs (Level 3) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Significant unobservable inputs (Level 3) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		6,657		5,663
Significant unobservable inputs (Level 3) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				153
Significant unobservable inputs (Level 3) | Derivative assets | Options and warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		8,691
Significant unobservable inputs (Level 3) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				3,059
Significant unobservable inputs (Level 3) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	[1]	287,278		287,527
Significant unobservable inputs (Level 3) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		3,166		6,575
Significant unobservable inputs (Level 3) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Significant unobservable inputs (Level 3) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Significant unobservable inputs (Level 3) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				(1,079)
Significant unobservable inputs (Level 3) | Real estate company investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		491,602		560,687	[2]
Significant unobservable inputs (Level 3) | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,814		2,097
Significant unobservable inputs (Level 3) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		10,081		10,081
Significant unobservable inputs (Level 3) | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		9,667		7,468
Significant unobservable inputs (Level 3) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		28		1,394
Significant unobservable inputs (Level 3) | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,514		2,368
Significant unobservable inputs (Level 3) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		120		128
Significant unobservable inputs (Level 3) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		76		220
Significant unobservable inputs (Level 3) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Significant unobservable inputs (Level 3) | Fund investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0	[3]
Other invested assets		36,274		11,739	[3]
Significant unobservable inputs (Level 3) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		48,747		95,181
Significant unobservable inputs (Level 3) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Significant unobservable inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Significant unobservable inputs (Level 3) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		15,930		16,764
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Fair value based on NAV as practical expedient
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Short-term investments		0		0
Equities		840,318		1,621,019
Other invested assets		1,271,612		1,346,797
Total		2,111,930		2,967,816
Fair value based on NAV as practical expedient | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Fair value based on NAV as practical expedient | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Fair value based on NAV as practical expedient | Derivative assets | Options and warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Fair value based on NAV as practical expedient | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Fair value based on NAV as practical expedient | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Fair value based on NAV as practical expedient | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets				0
Fair value based on NAV as practical expedient | Real estate company investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0		0
Fair value based on NAV as practical expedient | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Fair value based on NAV as practical expedient | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0		0
Fair value based on NAV as practical expedient | Fund investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		840,318		1,621,019	[3]
Other invested assets		1,271,612		1,346,797	[3]
Fair value based on NAV as practical expedient | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Fair value based on NAV as practical expedient | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Fair value based on NAV as practical expedient | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Fair value based on NAV as practical expedient | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Fair value based on NAV as practical expedient | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0		0
Fair value based on NAV as practical expedient | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		$ 0		$ 0

[1]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.0 billion and $1.0 billion at December 31, 2022 and 2021, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.4 billion of other privately issued corporate loans at December 31, 2022 and 2021, respectively.
[2]	A certain investment previously disclosed as equity method and excluded from the fair value table is now included and presented as a Level 3 investment in order to align the disclosure with the valuation methodology used by the Company. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. This revision is not considered to be material to previously issued financial statements. Accordingly, no changes were made to the prior period Consolidated Balance Sheet or Consolidated Statements of Operations.
[3]	The classification of fund investments was revised from Level 3 to "Fair values based on NAV practical expedient" in order to align the disclosure with the valuation methodology used by the Company. In addition, the classification of certain investments in corporate loans was revised from Level 3 to Level 2 to reflect the appropriate fair value hierarchy level for investments with quoted prices, and one investment was reclassified from corporate loans to fund investments. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. These revisions are not considered to be material to previously issued financial statements.